Schedule of Inventory (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventory	$ 344,208	$ 296,382
Computers [Member]
Inventory	2,765	23,654
Monitors [Member]
Inventory	31,146	38,389
Printers [Member]
Inventory	0	19,715
Parts and enclosures [Member]
Inventory	291,301	214,624
General [Member]
Inventory	$ 18,996	$ 0